Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Accounts payable and accrued liabilities
12. Accounts payable and accrued liabilities (continued)
	2017	2016
Trade accounts payable	$38,288	$39,415
Accrued royalties	8,011	2,823
Accrued liabilities	16,644	22,492
	$62,943	$64,730
Included in accrued liabilities are incentive amounts due to employees (RSUs, PSUs) of $903 (December 31, 2016 - $2,324) and directors, including retired directors (DSUs) of $3,451 (December 31, 2016 – $5,830). During the year ended December 31, 2017 the Company recorded in administrative expenses $858 (2016 - $3,454) for RSUs and PSUs and $3,508 (2016 – $3,054) for DSUs.